Financial liabilities at amortized cost - borrowing, financing and securitized borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Borrowings and financing	$ 585,568	$ 147,243
Securitized borrowings		10,011
Total	$ 585,568	$ 157,254